LOAN AGREEMENTS (Details Textual)					1 Months Ended							3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	May 04, 2016 USD ($)	Jan. 05, 2016 USD ($) $ / shares shares	Jan. 08, 2015 USD ($) $ / shares shares	Sep. 02, 2014 USD ($) a $ / shares shares	Jun. 22, 2016 USD ($)	Mar. 18, 2016 USD ($) shares	Dec. 29, 2015 USD ($) $ / shares shares	Jun. 30, 2015	May 30, 2014 USD ($)	Jan. 31, 2014 USD ($) $ / shares	Oct. 30, 2013 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	May 06, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) a $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 03, 2016 USD ($) $ / shares	Jun. 23, 2016 $ / shares	May 31, 2016 $ / shares	May 27, 2015 $ / shares	Jun. 06, 2014
Debt Instrument, Face Amount	$ 87,000			$ 15,060,000
Debt Instrument, Maturity Date						Apr. 01, 2017
Payments for (Proceeds from) Other Interest Earning Assets															$ 1,300,000
Amortization of Debt Discount (Premium)															2,276,248	$ 15,276	$ 24,728	$ 849,147
Warrants To Purchase Common Stock | shares														620,000
Deposits												$ 2,000,000			2,000,000
Convertible Debt, Current												$ 1,165,151			$ 1,165,151		$ 673,739	0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 25.00
Debt Instrument, Description															The Convertible Notes may be prepaid in whole or in part (but with payment of accrued interest to the date of prepayment) at any time at a premium of 103% for the first 120 days and a premium of 105% thereafter, so long as no Senior Debt is outstanding.		The Convertible Notes may be prepaid in whole or in part (but with payment of accrued interest to the date of prepayment) at any time at a premium of 103% for the first 120 days and a premium of 105% thereafter, so long as no Senior Debt is outstanding.
Sale of Stock, Price Per Share | $ / shares																	$ 5.00
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 1.00			$ 20.00							$ 20.00
Other Expenses	$ 53,000
Debt Instrument, Interest Rate, Effective Percentage												12.00%			12.00%		12.00%						8.00%
Mortgage Loans on Real Estate, New Mortgage Loans											$ 15,600,000
Debt Conversion, Converted Instrument, Amount										$ 9,000,000					$ 8,723,913	0	$ 6,850,000
Debt Conversion, Converted Instrument, Shares Issued | shares																	342,323
Non Cash Interest Expense												$ 2,100,000	$ 425,000		3,380,000	597,000	$ 131,000	2,430,000
Amortization of Deferred Charges																	27,000	295,000
Stock Issued During Period, Value, Conversion of Convertible Securities															8,723,914			8,733,438
Interest Expense												2,270,000	553,000		3,600,000	775,000	1,700,000	4,840,000
Working Capital Adjustments														$ 2,000,000
Warrant Issued | shares			22,500
Repayments of Debt															8,500,000	250,000	$ 250,000	3,711,051
Redeemable Preferred Stock Issued During Period shares | shares				2,000
Area of Land | a				32,000													16,000
Preferred Stock, Dividend Rate, Percentage				6.00%
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Preferred Stock, Redemption Amount				$ 1,000
Redeemable Preferred Stock Dividends												30,000	30,000		60,000	60,000
Loss on Conveyance of Property				$ 2,270,000
Preferred Stock Redemption Probability Rate																	50.00%
Share Price | $ / shares										$ 30.50												$ 15.60
Debt Inducement Of Conversion Of Convertible Debentures												5,126,903	$ 0		5,126,903	$ 0	$ 0	$ 6,661,275
Stock Issued During Period, Shares, Conversion of Units | shares																		139,613
Stock Issued During Period, Value, Conversion of Units																		$ 1,190,000
Minimum [Member]
Preferred Stock Redemption Probability Rate																	13.91%
Maximum [Member]
Preferred Stock Redemption Probability Rate																	17.29%
Hexagon Settlement Agreement [Member]
Secured Debt									$ 19,830,000
Repayments of Debt									5,000,000
Debt Instrument, Increase (Decrease), Net									14,830,000
Redeemable Preferred Stock Issued During Period shares | shares				2,000
Productive Gas Wells, Number of Wells, Gross				17
Certain Methane Gas Reserves, Proved Reserves, Carrying Amount				$ 16,620,000
Results of Operations, Accretion of Asset Retirement Obligations				$ 973,000
Preferred Stock, Dividend Rate, Percentage				6.00%
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Preferred Stock, Redemption Amount				$ 1,000
Redeemable Preferred Stock Dividends				$ 1,690,000
Second Cash Payment [Member] | Hexagon Settlement Agreement [Member]
Repayments of Debt									$ 5,000,000
Convertible Subordinated Debt [Member]
Debt Instrument, Face Amount						$ 500,000
Debt Instrument, Maturity Date						Apr. 01, 2017											Jun. 30, 2016
Payments for (Proceeds from) Other Interest Earning Assets		$ 1,300,000
Warrants To Purchase Common Stock | shares		1,500,000
Deposits		$ 2,000,000
Convertible Debt, Current		$ 750,002
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2.50
Sale of Stock, Price Per Share | $ / shares																	$ 5.00
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 5.00
Convertible Subordinated Note Percentage		0.00%
Unsecured Debt		$ 3,750,000
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Conversion, Converted Instrument, Amount							$ 6,850,000
Debt Conversion, Converted Instrument, Shares Issued | shares							1,369,293
Compensation																		686,000
Convertible Debt [Member]
Amortization of Debt Discount (Premium)												$ 1,450,000			2,240,000		$ 6,000	$ 472,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										25.00							$ 2.50				$ 0.10
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 20.00				$ 5.00			$ 20.00	$ 20.00
Debt Conversion, Converted Instrument, Amount										$ 9,000,000							$ 6,850,000	$ 6,840,000
Stock Issued During Period, Value, Conversion of Convertible Securities														$ 5,800,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares														2,300,000
Operating Expenses															$ 508,000
Debt Instrument, Maturity Date Range, Start															Jan. 04, 2017
Debt Instrument Convertible Conversion Outstanding										$ 15,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										65.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.20%
Share Price | $ / shares										$ 30.50								$ 30.50
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures | shares																		22,500
Compensation																		$ 686,000
Convertible Debenture [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 5.00
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares															1,369,293
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Debt Inducement Of Conversion Of Convertible Debentures																		6,660,000
Convertible Debt One [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 25.00
Debt Instrument, Periodic Payment, Principal																	$ 8,730,000
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 20.00
Debt Conversion, Converted Instrument, Amount																	$ 9,000,000
Debt Instrument, Periodic Payment, Interest																	270,000
Debt Instrument, Unamortized Discount																	0	$ (6,389)
Convertible Debt Two [Member]
Convertible Debt, Current							$ 8,080,000
Sale of Stock, Price Per Share | $ / shares							$ 5.00					$ 5.00			$ 5.00
Debt Conversion, Converted Instrument, Shares Issued | shares							1,369,293
Independent Bank and Promissory Note [Member]
Debt Instrument, Face Amount					$ 6,000,000
Debt Instrument, Maturity Date															Dec. 31, 2016
Debt Instrument, Interest Rate, Effective Percentage					6.50%
Debt Instrument, Collateral Amount					$ 5,400,000
Note Conversion Agreement [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 1.10			$ 1.10
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 4,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares															3,636,363
Debt Inducement Of Conversion Of Convertible Debentures															$ 3,400,000
SOS Note [Member]
Debt Instrument, Maturity Date															Jun. 30, 2019
Debt Instrument, Interest Rate, Stated Percentage												6.00%			6.00%
Subsequent Event [Member]
Debt Instrument, Face Amount		$ 3,750,000				$ 500,000
Debt Instrument, Maturity Date						Apr. 01, 2017
Warrants To Purchase Common Stock | shares						200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 2.50
Subsequent Event [Member] | Convertible Subordinated Debt [Member]
Payments for (Proceeds from) Other Interest Earning Assets		$ 1,300,000
Warrants To Purchase Common Stock | shares		1,500,000
Convertible Debt, Current		$ 2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2.50
Convertible Debt		$ 2,950,000
Subsequent Event [Member] | Convertible Debt [Member]
Convertible Debt																			$ 1,800,000
Heartland Credit Agreement [Member]
Debt Instrument, Face Amount			$ 50,000,000
Amortization of Debt Discount (Premium)					250,000
Warrants To Purchase Common Stock | shares			22,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 25.00									$ 0.10			$ 0.10
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 5.00			$ 5.00
Secured Debt			$ 3,000,000
Extinguishment of Debt, Amount					$ 2,750,000
Amortization of Deferred Charges												$ 193,000			$ 220,000
Agreement Description								(i) the aggregate amount of all Debt (as defined in the Credit Agreement), to (ii) EBITDAX of not less than 4.5:1, 3.5:1 and 2.5:1 for the periods ending June 30, 2015, 2016, and 2017 and thereafter, respectively. Prior to the filing of our quarterly report for the period ended June 30, 2015, the Company received a waiver from Heartland for this covenant violation, which will not be measured again until June 30, 2016.
Non Refundable Commitment Fee			$ 75,000
Warrant Issued | shares			22,500												22,500
Term Of Warrant			5 years
Proceeds from Lines of Credit			$ 1,000,000
Debt Instrument, Unamortized Discount			$ 56,000														$ 18,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term															3 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															150.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															0.80%
Share Price | $ / shares												$ 2.00			$ 2.00
Heartland Credit Agreement [Member] | Unsecured Debt [Member]
Debt Instrument, Payment Terms									(i) a two-year $6.0 million unsecured note (the Replacement Note), bearing interest at an annual rate of 8%, requiring principal and interest payments of $90,000 per month, and (ii) 94,321 shares of unregistered Common Stock (the Shares). The parties also agreed that if the Second Cash Payment was not made by June 30, 2014, an additional $1.0 million in principal would be added to the Replacement Note, and if the Replacement Note was not retired by December 31, 2014, the Company would issue an additional 100,000 shares of Common Stock to Hexagon.